Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Treasury Shares	Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 49		$ 312,156			$ (130,008)	$ 182,197
Balance (in Shares) at Dec. 31, 2021	97,122,405	[1]
CHANGE DURING 2022:
Exercise of options and vesting of RSUs			822				822
Exercise of options and vesting of RSUs (in Shares)	1,753,861
Stock-based compensation			12,089				12,089
Net loss						(27,667)	(27,667)
Balance at Dec. 31, 2022	$ 49		325,067			(157,675)	167,441
Balance (in Shares) at Dec. 31, 2022	98,876,266	[1]
CHANGE DURING 2022:
Exercise of options and vesting of RSUs			1,498				1,498
Exercise of options and vesting of RSUs (in Shares)	4,278,130
Stock-based compensation			15,026				15,026
Net loss						(19,661)	(19,661)
Balance at Dec. 31, 2023	$ 49		341,591			(177,336)	$ 164,304
Balance (in Shares) at Dec. 31, 2023	103,154,396	[1]					103,154,396
CHANGE DURING 2022:
Exercise of options and vesting of RSUs			861				$ 861
Exercise of options and vesting of RSUs (in Shares)	3,813,701						1,215,870
Repurchase of ordinary shares							$ (1,613)
Repurchase of ordinary shares (in Shares)	(625,682)			(1,613)			(625,682)
Stock-based compensation			15,118				$ 15,118
Net loss						(36,583)	(36,583)
Change in unrealized gains on cash flow hedges					601		601
Balance at Dec. 31, 2024	$ 49		$ 357,570		$ 601	$ (213,919)	$ 142,688
Balance (in Shares) at Dec. 31, 2024	106,342,415	[2]		(1,613)			106,342,415

[1]	Excluding 1,006,250 Forfeiture Shares
[2]	Excluding 359,375 Forfeiture Shares